INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020		Sep. 30, 2021	Sep. 30, 2020
Income Taxes [Abstract]
Current income taxes	$ 89	$ 162		$ 261	$ 299
Deferred income taxes	22	(59)		22	(65)
Income tax expense	$ 111	$ 103	[1]	$ 283	$ 234	[1]
Effective tax rate	46.60%	(18.20%)		43.20%	(133.70%)

[1]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)